Document and Entity Information	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	0-10592
Entity Registrant Name	TrustCo Bank Corp NY
Entity Central Index Key	0000357301
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	14-1630287
Entity Address, Address Line One	5 SARNOWSKI DRIVE
Entity Address, City or Town	GLENVILLE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12302
City Area Code	518
Local Phone Number	377-3311
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	TRST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false